Share-Based Compensation (Details) ¥ in Millions, $ in Millions				1 Months Ended	12 Months Ended
	Oct. 24, 2024 USD ($) shares	Mar. 13, 2023	Jun. 15, 2018 shares	Jun. 30, 2018 CNY (¥) shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 CNY (¥) shares
Share-Based Compensation [Line Items]
Vesting period					4 years
Number of new stock issued during the period (in Shares)	58,024,480
Ordinary shares issued | $	$ 1.1
Restricted shares granted (in Shares)					161,400,000	20,900,000	1,500,000
Restricted Stock [Member]
Share-Based Compensation [Line Items]
Restricted shares granted (in Shares)					161,400,000	20,900,000
Fair value granted | ¥					¥ 17.8	¥ 5.4	¥ 2.2
Fair value granted | ¥					28.4	¥ 9.5	¥ 10.3
Unrecognized share-based compensation expenses | ¥					¥ 1.7
Weighted-average period					1 year 11 months 15 days
Minimum [Member]
Share-Based Compensation [Line Items]
Vesting period
Maximum [Member]
Share-Based Compensation [Line Items]
Vesting period					4 years
2018 Share Incentive Plan [Member]
Share-Based Compensation [Line Items]
Number of new stock issued during the period (in Shares)				38,723,321
Ordinary shares issued | ¥
Share options replaced (in Shares)			15,473,653
2018 Share Incentive Plan [Member] | Restricted Stock [Member]
Share-Based Compensation [Line Items]
Restricted shares granted (in Shares)			13,740,480
2023 Share Incentive Plan [Member]
Share-Based Compensation [Line Items]
Share options replaced (in Shares)					169,172,564
2023 Share Incentive Plan [Member] | Minimum [Member]
Share-Based Compensation [Line Items]
Vesting period
2023 Share Incentive Plan [Member] | Maximum [Member]
Share-Based Compensation [Line Items]
Vesting period		4 years